Fees and Expenses - BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	May 31, 2024 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none	none

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y	Class Z
Management fees	.45	.45	.45	.45	.45
Distribution (12b-1) fees	none	.75	none	none	none
Other expenses:
Shareholder services fees	.25	.25	none	none	.05
Miscellaneous other expenses**	.19	.23	.21	.19	.19
Total other expenses	.44	.48	.21	.19	.24
Total annual fund operating expenses	.89	1.68	.66	.64	.69

* Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

** Includes interest expense in the amount of .10% in connection with inverse floater securities.

Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$537	$721	$921	$1,497
Class C (with redemption at end of period)	$271	$530	$913	$1,987
Class C (without redemption at end of period)	$171	$530	$913	$1,987
Class I (with or without redemption at end of period)	$67	$211	$368	$822
Class Y (with or without redemption at end of period)	$65	$205	$357	$798
Class Z (with or without redemption at end of period)	$70	$221	$384	$859

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.54% of the average value of its portfolio.

Portfolio Turnover, Rate	15.54%